Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Loss before taxes, as reported in the consolidated statements of operations	$ 1,236	$ (1,892)	$ 3,396	$ (1,572)	$ 1,286	$ 3,585
Federal and State statutory rate					26.50%	26.50%
Theoretical tax benefit on the above amount at federal statutory tax rate					$ 341	$ 950
Losses and other items for which a valuation allowance was provided or benefit from loss carry forward					(341)	(950)
Actual tax income (expense)